Pruco Life Insurance Company	Jordan K. Thomsen Vice President and Corporate Counsel Pruco Life Insurance Company 213 Washington Street Newark, NJ 07102 (973) 802-4193 jordan.thomsen@prudential.com March 11, 2022

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:    Pruco Life Insurance Company (“Depositor”)
Pruco Life Variable Insurance Account (“Registrant”) (File No. 811-03603)

Dear Commissioners:

On behalf of Pruco Life Insurance Company and the Pruco Life Variable Insurance Account (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Annual Reports for the underlying funds for the period ending December 31, 2021 are available online to contract owners in accordance with Rule 30e-3 under the Act.

Fund Company	1940 Act Registration No.
Advanced Series Trust ("AST")	811-05186
The Prudential Series Fund, Inc.	811-03623
If you have any questions regarding this filing, please contact me at (973) 802-4193.

Sincerely,

/s/ Jordan K. Thomsen
Jordan K. Thomsen

VIA EDGAR